Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued expenses - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Payable to suppliers	$ 3,329,799	$ 3,824,516
Salary and welfare payables	1,684,693	497,274
Accrued expenses and other current liabilities	309,853	2,968,530
Total	$ 5,324,345	$ 7,290,320